BUSINESS COMBINATION - SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) (Parenthetical) $ in Millions	Dec. 31, 2020 USD ($)
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability	$ 6.4